222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: + 1 (312) 609 7500 F: + 1 (312) 609 5005 CHICAGO — NEW YORK — WASHINGTON, DC — LONDON — SAN FRANCISCO
NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com

August 30, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Massachusetts Premium Income Municipal Fund (the “Registrant”); File No. 811-07484

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and MuniFund Term Preferred Shares in connection with the reorganizations of Nuveen Massachusetts AMT-Free Municipal Income Fund and Nuveen Massachusetts Dividend Advantage Municipal Fund into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS

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